Discontinued operations	12 Months Ended
Dec. 31, 2020
Discontinued operations
Discontinued operations

3.    Discontinued operations

On December 10, 2017, pursuant to the resolutions of the shareholders and board of directors, the Company decided to discontinue the electric vehicle sales facilitation business (the “Discontinued Business”). The Discontinued Business represents a strategic shift that has a major effect on the Group’s operations and financial results.

On June 30, 2018, the Company completed the disposal of the Discontinued Business,  resulting a gain of disposal of RMB0.8 million.

The following is the results of discontinued operations:

Results of discontinued operations:

For the period from
January 1 to June 30,
2018
RMB
Net revenues	4,807
Cost of revenues	(280)
Gross profit	4,527
Operating expenses:
Selling and marketing expenses	(6,800)
General and administrative expenses	(1,368)
Total operating expense	(8,168)
Loss from operations	(3,641)
Other expenses:
Interest expenses, net	(676)
Gain from disposal of discontinued operations	771
Others, net	(66)
Loss from discontinued operations before income taxes	(3,612)
Income tax expense	—
Net loss from discontinued operations	(3,612)

Cash flows of the discontinued operations:

For the period from
January 1 to June 30,
2018
RMB
Cash flows used in discontinued operations
Net cash used in operating activities	(2,817)
Net cash used in investing activities	—
Net cash used in financing activities	(2,513)
Net decrease in cash and cash equivalents	(5,330)